           -----------------------------------------------------------
                                       THE
                                   THAI FUND,
                                      INC.
           -----------------------------------------------------------






                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 1999
                           MORGAN STANLEY DEAN WITTER
                           INVESTMENT MANAGEMENT INC.
                               INVESTMENT ADVISER








                               THE THAI FUND, INC.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DIRECTORS AND OFFICERS

Barton M. Biggs
CHAIRMAN OF THE BOARD
OF DIRECTORS

Michael F. Klein
PRESIDENT AND DIRECTOR

Peter J. Chase
DIRECTOR

John W. Croghan
DIRECTOR

David B. Gill
DIRECTOR

Graham E. Jones
DIRECTOR

Sukri Kaocharern
DIRECTOR

John A. Levin
DIRECTOR

William G. Morton, Jr.
DIRECTOR

Snoh Unakul
DIRECTOR

Stefanie V. Chang
VICE PRESIDENT

Harold J. Schaaff, Jr.
VICE PRESIDENT

Joseph P. Stadler
VICE PRESIDENT

Mary E. Mullin
SECRETARY

Belinda A. Brady
TREASURER
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
U.S. INVESTMENT ADVISER

Morgan Stanley Dean Witter Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020
--------------------------------------------------------------------------------
THAI INVESTMENT ADVISER

The Mutual Fund Public Company Limited
30th-32nd Floor, Lake Rajada Building
193-195 Ratchadaphisek Road
Khlong-Toey, Bangkok 10110 Thailand
--------------------------------------------------------------------------------
ADMINISTRATOR

The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108
--------------------------------------------------------------------------------
CUSTODIANS

The Thai Farmers Bank Public Company Limited
1 Soi Thai Farmers
Ratburana Road, Ratburana
Bangkok, Thailand

The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245
--------------------------------------------------------------------------------
SHAREHOLDER SERVICING AGENT

Boston Equiserve
Investor Relations Department
P.O. Box 644
Boston, Massachusetts 02102-0644
(800) 730-6001
--------------------------------------------------------------------------------
LEGAL COUNSEL

Sullivan & Cromwell
125 Broad Street
New York, New York 10004
--------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726 or visit our website at www.msdw.com/institutional/investmentmanagement.

LETTER TO SHAREHOLDERS
---------

For the nine months ended September 30, 1999, The Thai Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of 11.05% compared to -1.91% for the U.S. dollar adjusted Securities Exchange of Thailand (SET) Index (the "Index"). For the period since the Fund's commencement of operations on February 16, 1988 through September 30, 1999, the Fund's total return, based on net asset value per share, was -15.71% compared to -28.16% for the Index. On September 30, 1999, the closing price of the Fund's shares on the New York Stock Exchange was $8 1/8, representing a 92.7% premium to the Fund's net asset value per share.

The market corrected sharply during the third quarter due to slow progress in debt restructuring and bank recapitalization. The economic crisis of the past two years devastated the financial condition of much of corporate Thailand. Economic contraction, poor corporate cash flows, high debt levels and weak foreclosure laws created a situation in which about half of the loans in the Thai banking system became non-performing by the second quarter of 1999. Over the past two years, Thai banks have periodically rallied sharply on successful capital raisings or progress towards creating a workable bankruptcy and foreclosure process. A successful capital raising by Siam Commercial Bank in late March, some notable progress in corporate debt rescheduling and the passage of a package of bankruptcy laws fueled optimism and a sharp rally in the second quarter.

However, banks fell sharply in the third quarter as new evidence emerged of the depth of the bad loan problems at Krung Thai Bank (KTB). KTB is a government controlled bank that became the largest Index constituent after several huge capital injections by the government. KTB has massive non-performing loans of at least 58% of loans. Mismanagement of the bank became a contentious political issue and the stock halved during the third quarter, dragging other banks and the Index down with it. The announcement of the third capital raising by Thai Farmers Bank in two years, this one in the form of a deeply discounted rights issue, highlighted the continuing capital needs of the banking sector and contributed to poor sentiment. Notwithstanding these market setbacks, corporate debt restructuring picked up pace in the third quarter. Aggregate non-performing loans for the bank sector are trending down and this trend is likely to accelerate. Foreign banks entering Thailand could drive positive loan growth in 2000, providing fuel for better economic growth.

The Thai economy is recovering, with better domestic consumption and positive year-on-year export growth. Consumer durable purchases like autos bottomed in late 1998 and have accelerated in 1999. Growth drivers include improved consumer confidence and new sources of financing from new entrants into the financial market, including foreign banks. Non-durable consumer product sales have also picked up. Although the corporate and commercial real estate markets are massively overbuilt and will take years to recover, sales of residential housing have picked up in 1999, allowing some developers to clear unsold inventory and complete some stalled projects. Export growth, while lagging regional peers, has turned solidly positive in 1999 and is contributing to GDP growth. Although economic statistics for 1998 have been revised down, creating a lower base of comparison, 1999 GDP growth will likely be positive and the outlook for 2000 is stronger.

Monetary policy is expected to remain loose. Thai banks, with their significant non-performing loan portfolios, need low rates to limit the carrying cost of bad loans. A large number of debt restructurings involve extending loan maturities and fixing interest rates at low levels for 2-3 years. This creates a growing interest rate mismatch, creating further incentive for the Bank of Thailand to keep interest rates low. In these circumstances, the government is likely to allow the baht to weaken modestly before tightening monetary policy to defend the currency.

A parliamentary election is due to be held by late 2000. More contentious relations with the IMF are likely as the ruling party moves to associate itself with more popular economic policies than the austerity of the IMF package. It is unlikely that much of the promised privatization program will occur before the formation of a new government. Fiscal policy is also likely to remain loose into the election to support economic growth.

We remain invested in a concentrated basket of stocks that emphasize companies that are genuinely restructuring, are geared to the economic recovery or offer the best exposure to improving asset quality in the banking system.

Sincerely,


/s/ Michael F. Klein

Michael F. Klein
PRESIDENT AND DIRECTOR

October 1999

THE INFORMATION CONTAINED IN THIS OVERVIEW REGARDING SPECIFIC SECURITIES IS FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A RECOMMENDATION TO PURCHASE OR SELL THE SECURITIES MENTIONED.



--------------------------------------------------------------------------------

DAILY NET ASSET AND MARKET VALUES, AS WELL AS MONTHLY PORTFOLIO INFORMATION FOR THE FUND, ARE AVAILABLE ON OUR WEBSITE AT www.msdw.com/institutional/investmentmanagement.

The Thai Fund, Inc.
Investment Summary as of September 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


HISTORICAL
INFORMATION

                                                         TOTAL RETURN (%)
                              ------------------------------------------------------------------------
                                 MARKET VALUE (1)        NET ASSET VALUE (2)          INDEX (3)
                              ----------------------   ----------------------   ----------------------
                                             AVERAGE                  AVERAGE                  AVERAGE
                              CUMULATIVE     ANNUAL     CUMULATIVE    ANNUAL    CUMULATIVE     ANNUAL
                              ----------     -------    ----------    -------   ----------     -------
        FISCAL YEAR TO DATE     38.30%           --        11.05%         --      -1.91%           --
        ONE YEAR                80.56         80.56%       55.72       55.72%     47.49         47.49%
        FIVE YEAR              -63.52        -18.26       -83.13      -29.95     -83.99        -30.67
        TEN YEAR               -25.09         -2.85       -45.71       -5.93     -64.51         -9.84
        SINCE INCEPTION*        62.34          4.26       -15.71       -1.46     -28.16         -2.81

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
--------------------------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION

                                                           [GRAPH]

                                                            YEAR ENDED DECEMBER 31,
                                                                                                                       NINE MONTHS
                                                                                                                          ENDED
                                                                                                                       SEPTEMBER 30,
                               1989    1990     1991     1992    1993     1994     1995      1996     1997     1998        1999
                              ------  ------   ------   ------  ------   ------   ------    ------   ------   ------   -------------
Net Asset Value Per Share....$ 18.88  $13.08   $15.41   $20.69  $39.42   $28.30   $ 24.89   $15.63   $ 3.81   $ 3.80     $ 4.22
Market Value Per Share.......$ 32.25  $16.00   $16.25   $18.75  $36.88   $22.38   $ 22.38   $16.38   $ 5.25   $ 5.88     $ 8.13
Premium/(Discount)...........  70.8%   22.3%     5.5%    -9.4%   -6.4%   -20.9%    -10.1%     4.8%    37.8%    54.7%      92.7%
Income Dividends.............$  0.36   $0.21   $ 0.21       --  $ 0.36   $ 0.35   $  0.11   $ 0.32   $ 0.11   $ 0.19         --
Capital Gains Distributions..$  2.09   $1.68   $ 0.47       --  $ 0.51   $ 4.62   $  3.38   $ 0.08   $ 0.12       --         --
Fund Total Return (2)........ 109.87% -20.44%   23.08%   34.26%  98.90%  -10.40%+   -0.10%  -35.93%  -75.17%    2.88%     11.05%
Index Total Return (3)....... 120.97% -28.59%   15.80%   24.71%  88.14%  -17.63%    -6.17%  -36.25%  -75.54%   22.43%     -1.91%


(1)  Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) The U.S. dollar adjusted Securities Exchange of Thailand (SET) Index is a capitalization weighted index of all stocks traded on the Stock Exchange of Thailand, including dividends, expressed in U.S. dollars.
*    The Fund commenced operations on February 16, 1988.
+ This return does not include the effect of the rights issued in connection with the Rights Offering.

The Thai Fund, Inc.
Portfolio Summary as of September 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DIVERSIFICATION OF TOTAL INVESTMENTS

                                        [CHART]

Equity Securities                       (96.9%)
Short-Term Investments                   (3.1%)

--------------------------------------------------------------------------------
INDUSTRIES

                                        [CHART]

Banking                                 (15.8%)
Beverages & Tobacco                      (5.8%)
Broadcasting & Publishing                (5.6%)
Building Materials & Components         (13.2%)
Electrical & Electronics                (13.9%)
Energy Sources                           (9.8%)
Miscellaneous Materials & Commodities    (5.5%)
Telecommunications                       (5.3%)
Telecommunications--Wireless             (4.9%)
Transportation--Airlines                 (3.9%)
Other                                   (16.3%)

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS

                                                    PERCENT OF
                                                    NET ASSETS
                                                    ----------
  1.  Delta Electronics Public Co., Ltd.                8.6%
  2.  Thai Framers Bank Co., Ltd.                       7.2
  3.  Siam City Cement Co., Ltd.                        6.9
  4.  Siam Cement Co., Ltd.                             6.3
  5.  The Serm Suk Co., Ltd.                            5.8
  6.  BEC World Co., Ltd.                               5.6
  7.  Charoen Pokphand Feedmill Co., Ltd.               5.5
  8.  Shin Corp. Public  Co., Ltd.                      5.3
  9.  Bangkok Bank Co., Ltd.                            5.3
 10.  PTT Exploration & Production Public Co., Ltd.     5.1
                                                       ----
                                                       61.6%
                                                      -----
                                                      -----

FINANCIAL STATEMENTS
---------
STATEMENT OF NET ASSETS (UNAUDITED)
---------
SEPTEMBER 30, 1999

                                                                          VALUE
                                                SHARES                    (000)
-------------------------------------------------------------------------------
THAI INVESTMENT PLAN (97.0%)
-------------------------------------------------------------------------------
THAI COMMON STOCKS(92.5%)
(Unless otherwise noted)
-------------------------------------------------------------------------------
AUTOMOBILES (1.6%)
   Thai Stanley Electric Co., Ltd.              715,000           U.S. $    694
   Thai Storage Battery Co., Ltd.               390,600                     217
                                                                  -------------
                                                                            911
                                                                  -------------
-------------------------------------------------------------------------------
BANKING (12.5%)
   Bangkok Bank Co., Ltd.                     2,581,050                   2,946
   Siam Commercial Bank Co.,
     Ltd. (Foreign)                           1,711,900                   1,411

   Thai Farmers Bank Co., Ltd.                2,916,250                   2,670
                                                                  -------------
                                                                          7,027
                                                                  -------------
-------------------------------------------------------------------------------
BEVERAGES & TOBACCO (5.8%)
   The Serm Suk Co., Ltd.                       869,300                   3,269
                                                                  -------------
-------------------------------------------------------------------------------
BROADCASTING & PUBLISHING (5.6%)
   BEC World Co., Ltd.                          564,800                   3,117
                                                                  -------------
-------------------------------------------------------------------------------

BUILDING MATERIALS & COMPONENTS(13.2%)
   Siam Cement Co., Ltd.                        295,800                   3,525
   Siam City Cement Co., Ltd.                 1,271,945                   3,851
                                                                  -------------
                                                                          7,376
                                                                  -------------
-------------------------------------------------------------------------------
CHEMICALS (2.1%)
   National Petrochemical Co., Ltd.           1,526,300                   1,193
                                                                  -------------
-------------------------------------------------------------------------------
ELECTRICAL & ELECTRONICS (13.9%)
   Delta Electronics Public Co., Ltd.           542,955                   4,799
   Shin Corp. Public Co., Ltd.                  831,700                   2,965
                                                                  -------------
                                                                          7,764
                                                                  -------------
-------------------------------------------------------------------------------
ENERGY SOURCES (9.8%)
   Electricity Generating Public Co., Ltd.    2,605,200                   2,656
   PTT Exploration & Production
      PublicCo., Ltd.                           408,800                   2,835
                                                                  -------------
                                                                          5,491
                                                                  -------------
-------------------------------------------------------------------------------
FOOD & HOUSEHOLD PRODUCTS (2.0%)
   Compass East Industry Public
      Co., Ltd.                                 348,700                   1,132
                                                                  -------------
-------------------------------------------------------------------------------
INSURANCE (1.4%)
   Bangkok Insurance Co., Ltd.                  248,100                     763
                                                                  -------------
-------------------------------------------------------------------------------
MISCELLANEOUS MATERIALS & COMMODITIES (5.5%)
   Charoen Pokphand Feedmill
      Co., Ltd.                               1,251,580                   3,056
                                                                  -------------
-------------------------------------------------------------------------------
MULTI-INDUSTRY (0.8%)
   Saha-Union Co., Ltd.                       1,483,600                     453
                                                                  -------------
-------------------------------------------------------------------------------
REAL ESTATE (0.9%)
   Golden Land Property
      Development Public Co., Ltd.            1,850,000                     519
                                                                  -------------
-------------------------------------------------------------------------------
TELECOMMUNICATIONS (5.3%)
   Shinawatra Satellite Public Co., Ltd.      2,913,875                   1,476
   TelecomAsia Corp. Public Co., Ltd.         2,184,800                   1,467
                                                                  -------------
                                                                          2,943
-------------------------------------------------------------------------------
TELECOMMUNICATIONS--WIRELESS (4.9%)
   Advanced Information Services
      Co., Ltd.                                 335,100                   2,766
                                                                  -------------
-------------------------------------------------------------------------------
TEXTILES & APPAREL (1.0%)
   Thai Rung Textile Co., Ltd.                      958                      --@
   Thai Wacoal Co., Ltd.                        347,013                     585
                                                                  -------------
                                                                            585
                                                                  -------------
-------------------------------------------------------------------------------
TRANSPORTATION--AIRLINES (3.9%)
   Thai Airways International
      Public Co., Ltd.                        1,630,300                   2,189
                                                                  -------------
-------------------------------------------------------------------------------
WHOLESALE & INTERNATIONAL TRADE (2.3%)
   Thai Union Frozen Products
      Public Co., Ltd.                          380,200                   1,262
                                                                  -------------
-------------------------------------------------------------------------------
TOTAL THAI COMMON STOCKS
   (Cost U.S.$66,962)                                                    51,816
                                                                  -------------
-------------------------------------------------------------------------------

                                               NO. OF
                                               RIGHTS
-------------------------------------------------------------------------------
RIGHTS (2.4%)
-------------------------------------------------------------------------------
BANKING (2.4%)
   Thai Farmers Bank Co., Ltd.,
      expiring 9/15/02
      (Cost U.S.$--@)                         3,207,850                   1,371
                                                                  -------------
-------------------------------------------------------------------------------

                                                NO. OF.
                                               WARRANTS
-------------------------------------------------------------------------------
WARRANTS (0.9%)
-------------------------------------------------------------------------------
BANKING (0.9%)
   Siam Commercial Bank Co., Ltd.,
      expiring 5/10/02 (Cost U.S.$--@)        1,687,800                     484
                                                                  -------------
-------------------------------------------------------------------------------


                                       5

                                                FACE
                                               AMOUNT                     VALUE
                                                (000)                     (000)
-------------------------------------------------------------------------------
FOREIGN CURRENCY ON DEPOSIT WITH
   CUSTODIAN (1.2%)
(Interest Bearing Demand Account)
   Thai Baht (Cost U.S.$747)            THB      27,892           U.S. $    681
                                                                  -------------
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (1.8%)
-------------------------------------------------------------------------------
REPURCHASE AGREEMENT (1.8%)
   Chase Securities, Inc., 5.05%,
      dated 9/30/99, due 10/1/99,
      to be repurchased at U.S.$1,026
      collateralized by U.S.$960
      United States Treasury Bonds,
      7.125%, due 2/15/23, valued
      at U.S.$1,035
   (Cost U.S.$1,026)                    U.S.$     1,026                   1,026
                                                                  -------------
-------------------------------------------------------------------------------
TOTAL INVESTMENTS (98.8%)
   (Cost U.S.$68,735)                                                    55,378
                                                                  -------------
-------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (1.2%)
   Other Assets                         U.S.$     2,002
   Liabilities                                   (1,336)                    666
                                                                  -------------
-------------------------------------------------------------------------------
NET ASSETS (100%)
Applicable to 13,267,713 issued and
   outstanding U.S.$0.01 par value shares
   (30,000,000 shares authorized)                                 U.S.$  56,044
                                                                  -------------
-------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                         U.S.$    4.22
                                                                  -------------
-------------------------------------------------------------------------------

   @--Amount is less than U.S.$500.
-------------------------------------------------------------------------------




                                       6